Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Text Block [Abstract]
Provision for onerous contracts	€ 1,800	€ 2,200
Non Provision for onerous contracts	100
Current Provision for onerous contracts	314	€ 2,113
Sublicense fee payable, Noncurrent	€ 100